Cash Flow Information Changes in Liabilities from Financing Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	$ 4,064	$ 4,150
Cash issuances	981	173
Repayments and dividends paid	(727)	(301)
New leases	40	1
Dividends declared	103	90
Foreign exchange impact	39	(39)
Other	(24)	(10)
Balance at end of the period	4,476	4,064	$ 4,150
Net increase (decrease) in borrowings under credit facilities	449	(114)	(106)
Issuance of long-term debt	532	173	753
Repayment of long-term debt	(621)	(92)	(489)
Decrease in lease liabilities	(9)	(8)	(25)
Long-term debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	3,267	3,361
Cash issuances	981	173
Repayments and dividends paid	(630)	(214)
New leases	40	1
Dividends declared	0	0
Foreign exchange impact	39	(39)
Other	(28)	(15)
Balance at end of the period	3,669	3,267	3,361
Exchangeable securities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	735	730
Cash issuances	0	0
Repayments and dividends paid	0	0
New leases	0	0
Dividends declared	0	0
Foreign exchange impact	0	0
Other	4	5
Balance at end of the period	739	735	730
Dividends payable (common and preferred)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	62	59
Cash issuances	0	0
Repayments and dividends paid	(97)	(87)
New leases	0	0
Dividends declared	103	90
Foreign exchange impact	0	0
Other	0	0
Balance at end of the period	$ 68	$ 62	$ 59